Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted-average assumptions used in the model are summarized in the following table:

	2013	2012
Risk free rate	0.77%	0.63%
Expected years until exercise	5.9	5.2
Expected stock volatility	134%	129%
Dividend yield	—	—

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2013	2012
Options	8,520,816	7,866,953
Warrants	23,019,301	9,242,701
Contingent consideration	20,309,723	20,309,723
Convertible notes	9,285,117	2,078,393
	61,134,957	39,497,770